                        CAPITAL PRESERVATION SUPPLEMENT
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND
A MEMBER OF THE SECURITY BENEFIT GROUP OF COMPANIES
700 HARRISON, TOPEKA, KANSAS 66636-0001


                       SUPPLEMENT DATED SEPTEMBER 27, 2000
                      TO PROSPECTUS DATED FEBRUARY 1, 2000
                          AS SUPPLEMENTED JULY 26, 2000


EFFECTIVE OCTOBER 1, 2000, THE FOLLOWING REPLACES THE "INTEREST RATE TRIGGER" SECTION OF THE FUND'S PROSPECTUS:

INTEREST RATE TRIGGER -- Qualified TSA Redemptions, Qualified IRA Redemptions and Qualified Plan Redemptions are not subject to the redemption fee at any time. All other redemptions are subject to the redemption fee, in the amount of 2%, on the proceeds of such redemptions of shares by shareholders on any day that the "Interest Rate Trigger" (as described below) is "active," and not subject to those charges on days that the Interest Rate Trigger is "inactive." The Interest Rate Trigger is active on any day when, as of the preceding day, the "Reference Index Yield" exceeds the sum of the "Annual Effective Yield" of the PreservationPlus Income Portfolio ("Portfolio") plus 1.55%. The Reference Index Yield on any determination date is the previous day's closing "Yield to Worst" on the Lehman Brothers Intermediate Treasury Bond Index(R). The "Annual Effective Yield" generally represents one day's investment income expressed as an annualized yield and compounded annually. The status of the Interest Rate Trigger will either be "active" or "inactive" on any day, and shall be determined on every day that an NAV is calculated for the Fund. Once the Interest Rate Trigger is active, it remains active every day until the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%, at which time the Interest Rate Trigger becomes inactive on the following day and remains inactive every day thereafter until it becomes active again. An example of when and how the redemption fee will apply to the redemption of shares follows.

--------------------------------------------------------------------------------
The Annual Effective Yield of the Portfolio is intended to represent one day's investment income expressed as an annualized yield and compounded annually. The Annual Effective Yield of the Portfolio shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day:

                 [(1 + PREVIOUS DAY'S DIVIDEND FACTOR)^365 - 1]
                 ----------------------------------------------
                                  NAV per share

Please note that the Annual Effective Yield of the Fund will be lower than the annual effective yield of the Portfolio because the Portfolio's expenses are lower than the Fund's.
--------------------------------------------------------------------------------

A shareholder is considering submitting a request for a redemption of Class A shares other than a Qualified TSA Redemption, Qualified IRA Redemption or Qualified Plan Redemption to the Fund on March 2 in the amount of $5,000. Assume that the Reference Index Yield is 8.65% as of the close of business on March 1 and the Annual Effective Yield of the Portfolio is 6.20% as of that date. The Annual Effective Yield of the Portfolio plus 1.55% equals 7.75%. Since this is less than the Reference Index Yield of 8.65%, the Interest Rate Trigger is active. Thus, the net redemption proceeds to the Shareholder will be $4,900. The redemption fee will continue to apply to all redemptions which are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions until the day after the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%. (Please note that this example does not take into consideration an individual Shareholder's tax issues or consequences including without limitation any withholding taxes that may apply.)

The amount of, and method of applying, the Redemption Fee, including the operation of the Interest Rate Trigger, may be changed in the future. Shares currently offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.

Shareholders can obtain information regarding when the Interest Rate Trigger is active, as well as the Annual Effective Yield of the Portfolio and the Reference Index Yield by calling 1-800-888-2461.

EFFECTIVE   OCTOBER  1,  2000,   THE  FOLLOWING   REPLACES  THE  "QUALIFIED  TSA
REDEMPTIONS" SECTION OF THE FUND'S PROSPECTUS:

QUALIFIED TSA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified TSA Redemption." In general, amounts distributed to a taxpayer from a TSA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception under the tax code, are also subject to an early withdrawal penalty tax. A "Qualified TSA Redemption" is:

* a redemption made by an owner of a TSA account that is not subject to the early withdrawal penalty tax, provided however, that a rollover from a TSA account to an IRA account, or a direct trustee-to-trustee transfer of a TSA account is not a Qualified TSA Redemption unless the owner of the TSA account or IRA account continues the investment of the transferred amount in the Fund;

* a transfer to another investment option that is not a competing fund* in your TSA account if:

   >  your TSA account does not allow transfers to competing funds or

   > your TSA account requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your account allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.

Owners of TSA accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. The information relating to the early withdrawal penalty tax will form the basis for determining whether a redemption is a Qualified TSA Redemption. The Fund or the Fund's Administrator may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to early withdrawal penalty tax. With respect to a transfer, the owner may be required to provide evidence that the transfer is not to a competing fund.

EFFECTIVE OCTOBER 1, 2000, THE FOLLOWING REPLACES THE SECOND AND THIRD SENTENCES IN THE "QUALIFIED PLAN REDEMPTIONS" SECTION OF THE FUND'S PROSPECTUS:

There will be no redemption fee assessed for qualified plan redemptions, which are:

*  Redemptions   resulting  from  the  plan  participant's  death,   disability,
   retirement or termination of employment;

* Redemptions to fund loans to, or "in service" withdrawals by, a plan participant; and

*  Transfers to other plan investment options that are not competing funds* if:

   >  your plan does not allow transfers to competing funds or

   > your plan requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your plan allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 SECURITY FUNDS
================================================================================
                                   PROSPECTUS


                               FEBRUARY 1, 2000,
                       AS SUPPLEMENTED SEPTEMBER 27, 2000


                      * Security Capital Preservation Fund




--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------




                                                [SBG LOGO]
                                                SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


OVERVIEW OF THE SECURITY CAPITAL PRESERVATION FUND

GOAL........................................................................   2
CORE STRATEGY...............................................................   2
INVESTMENT POLICIES AND STRATEGIES..........................................   2
PRINCIPAL RISKS OF INVESTING IN THE FUND....................................   2
WHO SHOULD CONSIDER INVESTING IN THE FUND...................................   2
FEES AND EXPENSES OF THE FUND...............................................   3

A DETAILED LOOK AT THE SECURITY CAPITAL PRESERVATION FUND

OBJECTIVE...................................................................   4
STRATEGY....................................................................   4
PRINCIPAL INVESTMENTS.......................................................   4
    Fixed Income Securities.................................................   4
    Wrapper Agreements......................................................   5
    Short-Term Investments..................................................   6
    Derivative Instruments..................................................   6
    Other Investments.......................................................   6
INVESTMENT PROCESS..........................................................   6
RISKS ......................................................................   7
    Primary Risks...........................................................   7
    Secondary Risk..........................................................   8
MANAGEMENT OF THE FUND......................................................   9
    Board of Directors......................................................   9
    Investment Adviser......................................................   9
    Other Services..........................................................   9
    Portfolio Managers......................................................   9
CALCULATING THE FUND'S SHARE PRICE..........................................  10
ORGANIZATIONAL STRUCTURE....................................................  10
BUYING SHARES...............................................................  10
    Class A Shares..........................................................  10
    Class A Distribution Plan...............................................  11
    Class B Shares..........................................................  11
    Class B Distribution Plan...............................................  11
    Class C Shares..........................................................  11
    Class C Distribution Plan...............................................  12
    Waiver of Deferred Sales Charge.........................................  12
    Confirmations and Statements............................................  12
SELLING SHARES..............................................................  12
    Interest Rate Trigger...................................................  13
    Qualified TSA Redemptions...............................................  14
    Qualified IRA Redemptions...............................................  14
    Qualified Plan Redemptions..............................................  15
    Payment of Redemption Proceeds..........................................  15
DIVIDENDS AND DISTRIBUTIONS.................................................  15
TAX CONSIDERATIONS..........................................................  15
SHAREHOLDER SERVICES........................................................  16
    Accumulation Plan.......................................................  16
    Systematic Withdrawal Program...........................................  16
    Exchange Privilege......................................................  16
    Retirement Plans........................................................  17
GENERAL INFORMATION.........................................................  17
    Shareholder Inquiries...................................................  17
FINANCIAL HIGHLIGHTS........................................................  18
APPENDIX A - REDUCED SALES CHARGES..........................................  19
    Class A Shares..........................................................  19
    Rights of Accumulation..................................................  19
    Statement of Intention..................................................  19
    Reinstatement Privilege.................................................  19

OVERVIEW OF THE SECURITY CAPITAL PRESERVATION FUND

GOAL

The Fund seeks a high level of current income while seeking to maintain a stable value per share.

CORE STRATEGY

The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same investment goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal by investing in fixed income securities of varying maturities, money market instruments and futures and options (including futures and options traded on foreign exchanges, such as bonds and equity indices of foreign countries). The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies or banks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

*  There is a sharp rise in interest rates.

*  An issuer's creditworthiness declines.

* Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. The use of Wrapper Agreements has its own risks, including:

* The possibility of default by a financial institution providing a Wrapper Agreement ("Wrapper Provider").

* The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that the Portfolio's Investment Adviser incorrectly judges the potential risks and rewards of derivative investing.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are looking for an investment that seeks to earn current income higher than money market mutual funds over most time periods and to preserve the value of your investment. In addition, the Fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The Fund offers shares only to retirement accounts such as tax-sheltered annuity custodial accounts (TSAs), individual retirement accounts (IRAs) and to employees investing through participant-directed employee benefit plans. IRAs include traditional IRAs, Roth IRAs, education IRAs, simplified employee pension IRAs (SEP IRAs), savings incentive match plans for employees (SIMPLE IRAs), and Keogh plans.

You should not consider investing in the Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

--------------------------------------------------------------------------------
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A SHARES(1)         CLASS B SHARES(2)         CLASS C SHARES(3)
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                 3.5%                      None                      None

Maximum Sales Charge Imposed on Reinvested Dividends                None                      None                      None

Maximum Deferred Sales Charge (as a percentage of original          None            5% during the first year,            1%
purchase price or redemption proceeds, whichever is lower)                          decreasing to 0% in the
                                                                                    sixth and following years

Maximum Redemption Fee(4)                                            2%                        2%                        2%
------------------------------------------------------------------------------------------------------------------------------------

1  Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load;  however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

2  Class B shares convert tax-free to Class A shares automatically after eight years.

3  A deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

4  The  redemption fee payable to the master  portfolio is designed  primarily to offset those expenses which may be incurred by the master portfolio in connection with certain shareholder redemptions.  Proceeds from the redemption fee will be used by the master portfolio to offset the actual portfolio and administrative costs associated with such redemptions, including custodian, transfer agent,  settlement,  and account  processing  costs,  as well as the adverse impact of such  redemptions on the premiums paid for
   Wrapper Agreements and the yield on Wrapper Agreements.  The redemption fee may also have the effect of discouraging  redemptions by  shareholders  attempting  to take  advantage of short-term  interest rate  movements.  The  redemption  fee does not apply to
   Qualified TSA, Qualified IRA or Qualified Plan Redemptions.  The amount of, and method of applying, the Redemption Fee, including the operation of the Interest Rate Trigger,  may be changed in the future.  Shares currently  offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.

------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL ANNUAL FUND
            MANAGEMENT    DISTRIBUTION      OTHER          TOTAL ANNUAL FUND      TOTAL WAIVERS     OPERATING EXPENSES WITH
              FEES(1)     (12B-1) FEES    EXPENSES(2)    OPERATING EXPENSES(3)    AND REDUCTIONS    WAIVERS OR REDUCTIONS(4)
Class A        0.70%         0.25%          1.23%                2.18%                0.43%                  1.75%
Class B        0.70%         0.75%          1.23%                2.68%                0.43%                  2.25%
Class C        0.70%         0.50%          1.23%                2.43%                0.43%                  2.00%
----------------------------------------------------------------------------------------------------------------------------

1  The Fund does not directly pay a management fee. However,  the underlying master portfolio in which the Fund invests, the
   PreservationPlus Income Portfolio (the "Portfolio"),  does pay a management fee to its investment adviser,  Bankers Trust
   Company.  Bankers Trust Company has contractually agreed to waive its advisory fee from the Portfolio until September 30,
   2000.

2  "Other Expenses" are based on estimates for the current fiscal year (including  amounts paid by the Portfolio for wrapper agreements) and do not take into account the effect of any expense waivers or reimbursements.

3  Information on the annual Fund operating expenses reflects the expenses of both the Fund and the Portfolio.

4  Security Management Company, LLC ("SMC"), the Fund's  Administrator,  has agreed that if the total annual expenses of the
   Fund, exclusive of interest,  taxes,  extraordinary  expenses,  brokerage fees and commissions,  and Rule 12b-1 fees, but inclusive  of its own fee,  exceeds  1.50%,  SMC will  contribute  to the Fund an amount  and/or  waive its fee as may be necessary to insure that the total annual expenses do not exceed such amount.

----------------------------------------------------------------------------------------------------------------------------
As noted in footnote  number 1 above,  Bankers  Trust  Company has  contractually  agreed to waive its advisory fee from the
Portfolio until September 30, 2000. It also voluntarily  waived an additional .22% of Portfolio  expenses in the fiscal year ended September 30, 1999. Taking into account both the contractual and voluntary fee waivers,  the estimated expenses of the
Fund for the current fiscal year are 1.26% for Class A, 1.76% for Class B and 1.51% for Class C.
----------------------------------------------------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period.

                        --------------------------------
                                     1 YEAR      3 YEARS
                        --------------------------------
                        Class A       $522        $  882
                        Class B        728         1,003
                        Class C        303           627
                        --------------------------------

You would pay the following expenses if you redeemed your shares at the end of each period and were assessed the 2% Redemption Fee.


                        --------------------------------
                                     1 YEAR      3 YEARS
                        --------------------------------
                        Class A       $722        $1,082
                        Class B        928         1,203
                        Class C        503           827
                        --------------------------------


You would pay the following expenses if you did not redeem your shares.

                        --------------------------------
                                     1 YEAR      3 YEARS
                        --------------------------------
                        Class A       $522          $882
                        Class B        228           703
                        Class C        203           627
                        --------------------------------

A DETAILED LOOK AT THE SECURITY CAPITAL PRESERVATION FUND

OBJECTIVE

The Security Capital Preservation Fund seeks a high level of current income while seeking to maintain a stable value per share.

While priority is given to earning income and maintaining the value of the Fund's principal, all fixed income securities, including U.S. government obligations, can decrease in value when, for example, interest rates change or an issuer's creditworthiness changes. THE FUND'S OBJECTIVE IS NOT A FUNDAMENTAL POLICY AND MAY BE CHANGED BY THE FUND'S BOARD OF DIRECTORS.

STRATEGY

As noted previously, the Fund seeks its objective by investing its assets in the PreservationPlus Income Portfolio. Accordingly, references to the Fund investing in particular types of securities or asset classes are actually references to what is done by the underlying Portfolio.

The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio DURATION of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks. In an attempt to enhance return, the Fund also employs a global asset allocation strategy, which evaluates the equity, bond, cash and currency opportunities across domestic and international markets.

--------------------------------------------------------------------------------
DURATION measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENTS

FIXED INCOME SECURITIES -- The Fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (or, if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser). However, the Fund may invest up to 10% of its assets in high yield debt securities (also known as junk bonds) rated in the fifth and sixth long-term rating categories by a nationally recognized statistical rating organization (or, if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser).

Fixed income securities in which the Fund may invest include the following:

* U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. Government.

*  U.S.   dollar-denominated   securities   issued  by   domestic   or   foreign
   corporations, foreign governments or supranational entities.

* U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.

* Mortgage pass-through securities issued by governmental and non-governmental issuers.

* Collateralized mortgage obligations and real estate mortgage investment conduits.

* Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a U.S. Treasury bond.

The following policies are employed to attempt to reduce the risks involved in investing in fixed income securities:

*  Assets are allocated among a diversified group of issuers.

* Investments are primarily made in fixed income securities that are rated, at the time of purchase, within the top four rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by the Portfolio's investment adviser to be of comparable quality.

* Average portfolio duration of 2.5 to 4.5 years is targeted by investing in fixed income securities with short- to intermediate term MATURITIES. Generally, rates of short-term investments fluctuate less than longer-term investments.

--------------------------------------------------------------------------------
MATURITY measures the time remaining until an issuer must repay a bond's principal in full.
--------------------------------------------------------------------------------

WRAPPER AGREEMENTS -- The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's purchases of Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on the value per share when the Fund sells securities. Normally, these agreements require the Wrapper Provider to maintain the BOOK VALUE of a portion of the Fund's assets (Covered Assets) if certain events occur. More than one Wrapper Provider provides coverage with respect to the same securities and, when applicable, pays based on the pro rata portion of the Fund's assets that it covers.

--------------------------------------------------------------------------------
BOOK VALUE of the Covered Assets is their purchase price, plus interest on the Covered Assets at the Crediting Rate, less an adjustment to reflect any defaulted securities.
--------------------------------------------------------------------------------

In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider. The timing of payments between the Fund and the Wrapper Provider vary.

The Crediting Rate:

* Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and

*  Is a significant component of the Fund's yield.

The following policies are employed to attempt to reduce the risks involved in using Wrapper Agreements:

* Wrapper Agreements are purchased from multiple issuers, each of which has received a HIGH QUALITY RATING from Moody's or Standard & Poor's.

* The financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund are monitored on a continuous basis.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

--------------------------------------------------------------------------------
A HIGH QUALITY RATING means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, in one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser.

DERIVATIVE INSTRUMENTS -- The Fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the Fund may use include FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND FORWARD CONTRACTS. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk. When employing the global asset allocation strategy, the Fund may use derivatives for leveraging, which is a way to attempt to enhance returns. We will only use these securities if we believe that their return potential more than compensates for the extra risks associated with using them.

OTHER INVESTMENTS -- The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.
--------------------------------------------------------------------------------

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread" sectors have historically offered higher returns than U.S. government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, the Portfolio's investment adviser analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also purchases Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. The Portfolio's Investment Adviser performs proprietary credit analysis on a large universe of issuers and actively manages the negotiation and maintenance of Wrapper Agreements.

The global asset allocation strategy attempts to enhance long-term returns and manage risk by responding effectively to changes in global markets using instruments including but not limited to, futures, options and currency forwards. This strategy employs a multi-factor global asset allocation model that evaluates equity, bond, cash and currency opportunities across domestic and international markets.

In implementing the global asset allocation strategy, the Fund invests in options and futures based on any type of security or index including options and futures traded on foreign exchanges, such as bonds and equity indices of foreign countries. Some options and futures strategies, including selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase and will broaden the Fund's market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

The Fund may also enter into forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies and may purchase securities indexed to foreign currencies. Currency management strategies allow shifts of investment exposure from one currency to another to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar.

Successful implementation of the global asset allocation strategy depends on the Portfolio's Investment Adviser's judgment as to the potential risks and rewards of implementing the different types of strategies.

TEMPORARY DEFENSIVE POSITION. From time to time a temporary defensive position may be adopted in response to extraordinary adverse political, economic or market events. Up to 100% of the Fund's assets could be placed in short-term obligations within one of the top two investment ratings. These short-term obligations may not be covered by a Wrapper Agreement. To the extent such a position is adopted, the Fund may not meet its goal of a high level of current income or a stable net asset value.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rate measures the frequency that the Portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.
--------------------------------------------------------------------------------

RISKS

Set forth below are some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general. Although an attempt is made to assess the likelihood that these risks may actually occur and to limit them, there can be no guarantee that it will succeed.

PRIMARY RISKS --

INTEREST RATE RISK. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates fall. If interest rates are falling, the Fund's income may decline because of the investment or reinvestment of assets in fixed income securities.

CREDIT RISK. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

WRAPPER AGREEMENT RISK. Although the Wrapper Agreements attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

* A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for Plan participants who sell their shares.

* The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

* The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

* The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.

* If a Wrapper Provider is unable to make timely payments, the Portfolio's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.

* Compared to investing in a traditional fixed income fund, the Fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.

MARKET RISK. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

SECURITY SELECTION RISK. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects the estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

PRICING RISK. The securities in the Portfolio are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Portfolio's Board of Trustees.

If Wrapper Agreements are not in place, this procedure implies an unavoidable risk, the risk that the prices used are higher or lower than the prices that the securities might actually command if they were sold. If the securities are valued too highly, you may end up paying too much for Fund shares when you buy. If the price of the securities are undervalued, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Portfolio's Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

DERIVATIVE RISK. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

*  the derivative may not fully offset the underlying positions;

* the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

* the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

FOREIGN INVESTING RISK. The Fund faces the risks detailed below in the portion of its investments it devotes to foreign securities.

* POLITICAL RISK. Profound social changes and business practices that depart from developed-market norms have hindered the growth of capital markets in developing nations in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. All these threats remain a part of emerging-market investing in particular today.

* INFORMATION RISK. Foreign accounting, auditing, and financial reporting and disclosure standards tend to be less stringent than those in the United States. And the risks of investors acting on incomplete or inaccurate information are correspondingly greater. Compounding the problem, local
   investment   research  often  lacks  the  sophistication  to  spot  potential pitfalls.

CURRENCY RISK. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities and, thus, the U.S. dollar amount of income or gain received on these securities. The Portfolio's Investment Adviser seeks to minimize this risk by actively managing the currency exposure of the Fund. There is no guarantee that these currency management activities will work and they could cause losses to the Fund.

SECONDARY RISK --

LOWER RATED SECURITIES. The Fund may invest in debt securities rated in the fifth and sixth long-term ratings categories. The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the lower-rated securities are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Portfolio's Board of Trustees. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Fund's ability to dispose of these securities. Since the risk of default is higher for lower-rated securities, the Investment Adviser's research and credit analysis are an especially important part of managing securities of this type.

In considering investments for the Fund, the Portfolio's Investment Adviser attempts to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Investment Adviser's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS -- The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Directors, and the Directors supervise all of the Fund's activities on their behalf.

INVESTMENT ADVISER -- Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust Company (Bankers Trust) with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Portfolio's Investment Adviser. As Investment Adviser, Bankers Trust makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It buys and sells securities for the Portfolio and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.70% of the Portfolio's average daily net assets for its services in the last fiscal year.

As of September 30, 1999, Bankers Trust had total assets under management of approximately $285 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of December 31, 1999, BT managed approximately $15 billion in stable value assets.

At a Special Meeting of Shareholders held on October 8, 1999, shareholders of the Portfolio approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. The new investment advisory agreement with Deutsche Asset Management, Inc. may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees of the Portfolio who are not "interested persons", generally referred to as Independent Trustees. Shareholders of the Portfolio also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

OTHER SERVICES -- The Fund's administrator, Security Management Company, LLC ("SMC" or the "Administrator") provides administrative services, fund accounting and transfer agency services to the Fund. Bankers Trust provides administrative services--such as portfolio accounting, legal services and other services--for the Portfolio.

Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include:

*  monitoring the performance of the Portfolio;

*  coordinating the Fund's relationship with the Portfolio;

* communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general;

* assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund.

For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

For providing certain shareholder services to the shareholders of the Fund, SMC receives from Bankers Trust a fee which is equal on an annual basis to .20% of the aggregate net assets of the Fund invested in the Portfolio. The fee is not an expense of the Fund or the Portfolio.

PORTFOLIO MANAGERS --

ERIC KIRSCH, Portfolio Manager of Bankers Trust Company, has managed the Fixed Income Securities of the Portfolio since its inception in May 1999. Mr. Kirsch joined Bankers Trust in 1980. He is a Chartered Financial Analyst with ten years of investment experience.

LOUIS R. D'ARIENZO, Portfolio Manager of Bankers Trust Company, has managed the Fixed Income Securities of the Portfolio since its inception in May 1999. Mr. D'Arienzo joined Bankers Trust in 1981 and has 17 years investment experience.

JOHN D. AXTELL, JR., Portfolio Manager of Bankers Trust Company, is responsible for the portfolio management and trading activities relating to Stable Value Investments for client portfolios. Mr. Axtell joined Bankers Trust in 1990.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price is calculated daily (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

According to the procedures adopted by the Board of Trustees of the Portfolio, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Portfolio's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

--------------------------------------------------------------------------------
The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November)and Christmas Day.
--------------------------------------------------------------------------------

ORGANIZATIONAL STRUCTURE

Although the Fund has not currently retained the services of an investment adviser or sub-advisor, it may do so in the future. Accordingly, SMC and the Fund have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows SMC to hire, replace or terminate sub-advisors without the approval of shareholders. The order also allows SMC to revise a sub-advisory agreement with the approval of Fund Directors, but without shareholder approval. If a new sub-advisor is hired, shareholders will receive information about the new sub-advisor within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility. Should the Fund use the service of a sub-advisor in the future, SMC would anticipate providing the following oversight and evaluation services to the Fund:

*  performing initial due diligence on prospective sub-advisors for the Fund

*  monitoring the performance of the sub-advisor(s)

*  communicating performance expectations to the sub-advisor(s)

* ultimately recommending to the Board of Directors whether a sub-advisor's contract should be renewed, modified or terminated.

SMC does not expect it would recommend frequent changes of sub-advisors.

The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the PreservationPlus Income Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Directors to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

BUYING SHARES

Shares of the Fund are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Fund's Distributor, Security Distributors, Inc.

There are three different ways to buy shares of the Fund--Class A shares, Class B shares or Class C shares. The different classes of a Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution fees to which they are subject. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Fund reserves the right to reject any order to purchase shares.

CLASS A SHARES -- Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at the Fund's net asset value per share (NAV), plus the sales charge, set forth in the following table. The NAV, plus the sales charge is the "offering price." The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open. An order for Class A shares is priced at the NAV next calculated after the order is accepted by the Fund, plus the sales charge.

--------------------------------------------------------------------------------
                                                       SALES CHARGE
                                          --------------------------------------
                                          APPLICABLE    PERCENTAGE
AMOUNT OF                                 PERCENTAGE      OF NET      PERCENTAGE
PURCHASE AT                               OF OFFERING     AMOUNT     REALLOWABLE
OFFERING PRICE                               PRICE       INVESTED     TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000 .......................   3.5%         3.63%         3.0%
$100,000 but less than $500,000 ..........   2.5%         2.56%         2.0%
$500,000 but less than $1,000,000 ........   1.5%         1.52%         1.0%
$1,000,000 and over ......................   None         None       (See below)
--------------------------------------------------------------------------------

Please see Appendix A for options that are available for reducing the sales charge applicable to purchases of Class A shares.

CLASS A DISTRIBUTION PLAN -- The Fund has adopted a Class A Distribution Plan that allows the Fund to pay distribution fees to the Fund's Distributor. The Distributor uses the fees to finance activities related to the sale of Class A shares and services to shareholders. The distribution fee is equal to 0.25% of the average daily net assets of the Fund's Class A shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

CLASS B SHARES -- Class B shares are not subject to a sales charge at the time of purchase. An order for Class B shares will be priced at the Fund's NAV next calculated after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Class B shares are subject to a deferred sales charge if redeemed within 5 years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

                     -------------------------------------
                     NUMBER OF YEARS            DEFERRED
                     SINCE PURCHASE           SALES CHARGE
                     -------------------------------------
                     1 .......................     5%
                     2 .......................     4%
                     3 .......................     3%
                     4 .......................     3%
                     5 .......................     2%
                     6 and more ..............     0%
                     -------------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of the Deferred Sales Charge," page 12.

CLASS B DISTRIBUTION PLAN -- The Fund has adopted a Class B Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class B shares and services to shareholders. The distribution fee is equal to .75% of the average daily net assets of the Fund's Class B shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase. This is advantageous to such shareholders because Class A shares are subject to a lower distribution fee than Class B shares. A pro rata amount of Class B shares purchased through the reinvestment of dividends or other distributions is also converted to Class A shares each time that shares purchased directly are converted.

CLASS C SHARES -- Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at the Fund's NAV next calculated after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Class C shares are subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Distributor will waive the deferred sales charge under certain circumstances. See "Waiver of the Deferred Sales Charge," page 12.

CLASS C DISTRIBUTION PLAN -- The Fund has adopted a Class C Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution fee is equal to .50% of the average daily net assets of the Fund's Class C shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

WAIVER OF DEFERRED SALES CHARGE -- The Distributor will waive the deferred sales charge under the following circumstances:

* Upon the death of the shareholder if shares are redeemed within one year of the shareholder's death

* Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased

* In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code

*  In connection  with  distributions  from  retirement  plans  qualified  under
   Section 401(a) or 401(k) of the Internal Revenue Code for:

   >  returns of excess contributions to the plan

   >  retirement of a participant in the plan

   > a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge)

* Upon the financial hardship (as defined in regulations under the Code) of a participant in a plan

*  Upon termination of employment of a participant in a plan

*  Upon any other permissible withdrawal under the terms of the plan

CONFIRMATIONS AND STATEMENTS -- The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. However, certain automatic transactions may be confirmed on a quarterly basis including systematic withdrawals, automatic purchases and reinvested dividends. Each shareholder will receive a quarterly statement setting forth a summary of the transactions that occurred during the preceding quarter.

SELLING SHARES

Selling your shares of a Fund is called a "redemption," because the Fund buys back its shares. A shareholder may sell shares at any time. Shares will be redeemed at the NAV next determined after the order is accepted by the Fund's transfer agent, less any applicable (i) deferred sales charge and (ii) redemption fee. A Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open. Any share certificates representing Fund shares being sold must be returned with a request to sell the shares. The value of your shares at the time of redemption may be more or less than their original cost. The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities selected in the sole discretion of the Fund. The redemption-in-kind will not include wrapper agreements.

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days.


When the Interest Rate Trigger is active, redemptions that are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions, as described in the following sections, will be subject to a 2% redemption fee. It is therefore important to consult with your professional tax advisor regarding the terms, conditions and tax consequences of such withdrawals.


To sell your shares, send a letter of instruction that includes:

*  The name and signature of the account owner(s)

*  The name of the Fund

*  The reason you are selling your shares

*  The dollar amount or number of shares to sell

*  Where to send the proceeds

*  A signature guarantee if

   > The check will be mailed to a payee or address different than that of the account owner, or

   >  The sale of shares is more than $10,000.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

    Security Management Company, LLC
    P.O. Box 750525
    Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

* INDIVIDUAL OR JOINT TENANTS: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

* UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

* SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

* CORPORATION OR ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Fund.

*  TRUST: Written instructions must be signed by the trustee(s).  If the name of
   the  current   trustee(s)  does  not  appear  on  the  account,  a  certified certificate of incumbency dated within 60 days must also be submitted.

*  RETIREMENT: Written instructions must be signed by the account owner.


INTEREST RATE TRIGGER -- Qualified TSA Redemptions, Qualified IRA Redemptions and Qualified Plan Redemptions are not subject to the redemption fee at any time. All other redemptions are subject to the redemption fee, in the amount of 2%, on the proceeds of such redemptions of shares by shareholders on any day that the "Interest Rate Trigger" (as described below) is "active," and not subject to those charges on days that the Interest Rate Trigger is "inactive." The Interest Rate Trigger is active on any day when, as of the preceding day, the "Reference Index Yield" exceeds the sum of the "Annual Effective Yield" of the PreservationPlus Income Portfolio ("Portfolio") plus 1.55%. The Reference Index Yield on any determination date is the previous day's closing "Yield to Worst" on the Lehman Brothers Intermediate Treasury Bond Index(R). The "Annual Effective Yield" generally represents one day's investment income expressed as an annualized yield and compounded annually. The status of the Interest Rate Trigger will either be "active" or "inactive" on any day, and shall be determined on every day that an NAV is calculated for the Fund. Once the Interest Rate Trigger is active, it remains active every day until the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%, at which time the Interest Rate Trigger becomes inactive on the following day and remains inactive every day thereafter until it becomes active again. An example of when and how the redemption fee will apply to the redemption of shares follows.


--------------------------------------------------------------------------------
The Annual Effective Yield of the Portfolio is intended to represent one day's investment income expressed as an annualized yield and compounded annually. The Annual Effective Yield of the Portfolio shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day:

                 [(1 + previous day's dividend factor)^365 - 1]
                 ----------------------------------------------
                                  NAV per share

Please note that the Annual Effective Yield of the Fund will be lower than the annual effective yield of the Portfolio because the Portfolio's expenses are lower than the Fund's.
--------------------------------------------------------------------------------


A shareholder is considering submitting a request for a redemption of Class A shares other than a Qualified TSA Redemption, Qualified IRA Redemption or Qualified Plan Redemption to the Fund on March 2 in the amount of $5,000. Assume that the Reference Index Yield is 8.65% as of the close of business on March 1 and the Annual Effective Yield of the Portfolio is 6.20% as of that date. The Annual Effective Yield of the Portfolio plus 1.55% equals 7.75%. Since this is less than the Reference Index Yield of 8.65%, the Interest Rate Trigger is active. Thus, the net redemption proceeds to the Shareholder will be $4,900. The redemption fee will continue to apply to all redemptions which are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions until the day after the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%. (Please note that this example does not take into consideration an individual Shareholder's tax issues or consequences including without limitation any withholding taxes that may apply.)

The amount of, and method of applying, the Redemption Fee, including the operation of the Interest Rate Trigger, may be changed in the future. Shares currently offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.

Shareholders can obtain information regarding when the Interest Rate Trigger is active, as well as the Annual Effective Yield of the Portfolio and the Reference Index Yield by calling 1-800-888-2461.


QUALIFIED TSA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified TSA Redemption." In general, amounts distributed to a taxpayer from a TSA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception under the tax code, are also subject to an early withdrawal penalty tax. A "Qualified TSA Redemption" is:

* a redemption made by an owner of a TSA account that is not subject to the early withdrawal penalty tax, provided however, that a rollover from a TSA account to an IRA account, or a direct trustee-to-trustee transfer of a TSA account is not a Qualified TSA Redemption unless the owner of the TSA account or IRA account continues the investment of the transferred amount in the Fund;

* a transfer to another investment option that is not a competing fund* in your TSA account if:

   >  your TSA account does not allow transfers to competing funds or

   > your TSA account requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.


All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your account allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.


Owners of TSA accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. The information relating to the early withdrawal penalty tax will form the basis for determining whether a redemption is a Qualified TSA Redemption. The Fund or the Fund's Administrator may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to early withdrawal penalty tax. With respect to a transfer, the owner may be required to provide evidence that the transfer is not to a competing fund.

QUALIFIED IRA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified IRA Redemption." In general, amounts distributed to a taxpayer from an IRA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception under the tax code, are also subject to an early withdrawal penalty tax. A "Qualified IRA Redemption" is a redemption made by an owner of an IRA account that is not subject to the early withdrawal penalty tax, provided however, that an IRA rollover, or a direct trustee-to-trustee transfer of an IRA is not a Qualified IRA Redemption unless the owner of the IRA account continues the investment of the transferred amount in the Fund.

Owners of IRA accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. This information will form the basis for determining whether a redemption is a Qualified IRA Redemption. The Fund or the Fund's Administrator may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to early withdrawal penalty tax.

QUALIFIED PLAN REDEMPTIONS -- Your plan administrator should be contacted for information on how to redeem shares. There will be no redemption fee assessed for qualified plan redemptions, which are:

*  Redemptions   resulting  from  the  plan  participant's  death,   disability,
   retirement or termination of employment;

* Redemptions to fund loans to, or "in service" withdrawals by, a plan participant; and

*  Transfers to other plan investment options that are not competing funds* if:

   >  your plan does not allow transfers to competing funds or

   > your plan requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.


All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your plan allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.


The Fund reserves the right to require written verification of whether a redemption request is for a Qualified Plan Redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request.

PAYMENT OF REDEMPTION PROCEEDS -- Payments may be made by check.

The Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

BY CHECK. Redemption proceeds will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $15 deducted from redemption proceeds, the Administrator will provide a certified or cashier's check, or send the redemption proceeds by express mail, upon the shareholder's request.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Directors may declare a REVERSE STOCK SPLIT to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

All dividends and capital gains, if any, will automatically be reinvested unless you notify the Fund otherwise.

--------------------------------------------------------------------------------
A  REVERSE  STOCK  SPLIT  reduces  the  number  of  total  shares  the  Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For TSA owners, IRA owners and Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing Plans are complex and subject to change, it is recommended that you consult your Plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER SERVICES

ACCUMULATION PLAN -- An investor may choose to invest in the Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments, and is terminable at will.

Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

Investors may also choose to use "Secur-O-Matic" (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use Secur-O-Matic. Withdrawals from your bank account may occur up to 3 business days before the date scheduled to purchase Fund shares. An application for Secur-O-Matic may be obtained from the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM -- Shareholders who wish to receive regular monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate net asset value of $5,000 or more are deposited with the Administrator, which will act as agent for the shareholder under the Program. Shares are liquidated at net asset value less any applicable Redemption Fee. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.

A shareholder may establish a Systematic Withdrawal Program with respect to Class B and Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date ("Free Systematic Withdrawals"). Free Systematic Withdrawals are not available if a Program established with respect to Class B or Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B or Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described under "Waiver of Deferred Sales Charge," page 12. A Systematic Withdrawal form may be obtained from the Fund.

EXCHANGE PRIVILEGE -- Shareholders who own shares of the Fund may exchange those shares for shares of the Diversified Income or High Yield series of Security Income Fund or for shares of other mutual funds distributed by the Distributor (the "Security Funds"). Shareholders, except those who have purchased through the following custodial accounts of the Administrator, 403(b)(7) accounts, SEPP accounts and SIMPLE Plans, may also exchange their shares for shares of Cash Fund. Exchanges may be made, only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee is presently imposed on such an exchange. Class A, Class B and Class C shares of the Fund may be exchanged for Class A, Class B and, if applicable, Class C shares, respectively, of another Security Fund. A Redemption Fee may be assessed on an exchange from the Fund to another Security Fund if the Interest Rate Trigger is active. Any applicable contingent deferred sales charge will be calculated from the date of the initial purchase.

Exchanges of Class A shares from the Fund are made at net asset value without a front-end sales charge if (1) the shares have been owned for at least 90 consecutive days prior to the exchange, (2) the shares were acquired pursuant to a prior exchange from a Security Fund which assessed a sales charge on the original purchase, or (3) the shares were acquired as a result of the reinvestment of dividends or capital gains distributions. Exchanges of Class A shares from the Fund, other than those described above, are made at net asset value plus the sales charge described in the prospectus of the other Security Fund being acquired, less the sales charge paid on the shares of the Fund at the time of original purchase.

Shareholders should contact the Fund before requesting an exchange in order to ascertain whether any sales charges are applicable to the shares to be exchanged. In effecting the exchanges of Fund shares, the Administrator will first cause to be exchanged those shares which would not be subject to any sales charges. The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

For tax purposes, an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after the exchanged shares were acquired.

Exchanges are made upon receipt of a properly completed Exchange Authorization form. This privilege may be changed or discontinued at any time at the discretion of the management of the Fund upon 60 days' notice to shareholders. A current prospectus of the Security Fund into which an exchange is made will be given to each shareholder exercising this privilege.

DOLLAR COST AVERAGING. Only for shareholders of a TSA account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available. This privilege allows such shareholders to make periodic exchanges of shares from the Fund (held in non-certificate form) to one or more of the funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as "dollar cost averaging." With dollar cost averaging, the cost of the securities gets averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may obtain a dollar cost averaging request form from the Administrator. You must designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Administrator will exchange shares as requested on the first business day of the month. The Administrator will make exchanges until your account value in the Fund is depleted or until you instruct the Administrator to terminate dollar cost averaging. You may instruct the Administrator to terminate dollar cost averaging at any time by written request.

ASSET REBALANCING. Only for shareholders of a TSA account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available that allows shareholders to automatically exchange shares of the funds on a quarterly basis to maintain a particular percentage allocation among the funds. The available funds are those discussed above under the exchange privilege and shares of such funds must be held in non-certificate form. Your account value allocated to a fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate your account value in the funds to the allocation you select on a quarterly basis.

You may obtain an asset rebalancing request form from the Administrator. You must designate on the form the applicable funds and the percentage of account value to be maintained in each fund. Thereafter, the Administrator will exchange shares of the funds to maintain that allocation on the first business day of each calendar quarter. You may instruct the Administrator to terminate asset rebalancing at any time by written request.

RETIREMENT PLANS -- The Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Internal Revenue Code. Further information concerning these plans is contained in the Fund's Statement of Additional Information.

GENERAL INFORMATION

SHAREHOLDER INQUIRIES -- Shareholders who have questions concerning their account or wish to obtain additional information, may call the Fund (see back cover for address and telephone numbers), or contact their securities dealer.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for its Class A shares, Class B shares and Class C Shares for the period May 3, 1999 to September 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS A)
--------------------------------------------------------------------------------
                                                               1999(A)(D)
PER SHARE DATA
Net asset value beginning of period..........................   $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................     0.22

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income........................................    (0.22)
                                                                 -----
Net asset value end of period................................   $10.00
                                                                 =====
Total investment return(b)...................................     2.24%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........................   $25,261
Ratio of net investment income to average net assets.........     6.16%
Ratio of expenses to average net assets(c)...................     1.26%
Decrease reflected in the above expense ratio due to
   absorption of expenses by Bankers Trust...................     0.92%

--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS B)
--------------------------------------------------------------------------------
                                                               1999(A)(D)
PER SHARE DATA
Net asset value beginning of period..........................   $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................     0.20

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income........................................    (0.20)
                                                                 -----
Net asset value end of period................................   $10.00
                                                                 =====
Total investment return(b)...................................     2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........................      $324
Ratio of net investment income to average net assets.........     5.27%
Ratio of expenses to average net assets(c)...................     1.89%
Decrease reflected in the above expense ratio due to
   absorption of expenses by Bankers Trust...................     0.92%

--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS C)
--------------------------------------------------------------------------------
                                                               1999(A)(D)
PER SHARE DATA
Net asset value beginning of period..........................   $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................     0.21

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income........................................    (0.21)
                                                                 -----
Net asset value end of period................................   $10.00
                                                                 =====
Total investment return(b)...................................     2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).........................      $194
Ratio of net investment income to average net assets.........     5.51%
Ratio of expenses to average net assets(c)...................     1.64%
Decrease reflected in the above expense ratio due to
   absorption of expenses by Bankers Trust...................     0.92%
--------------------------------------------------------------------------------
(a) Security Capital Preservation Fund Class A, B and C shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares. Total returns for the Fund assume that an investor did not pay a redemption fee at the end of the periods shown.

(c)  Ratio   expenses   to  average   net  assets   include   expenses   of  the
     PreservationPlus Income Portfolio.

(d)  Net  investment   income  was  computed  using  average   month-end  shares
     outstanding.
--------------------------------------------------------------------------------

                                   APPENDIX A
--------------------------------------------------------------------------------


REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Security Funds.

For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser may combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Fund, and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT  OF  INTENTION  -- A  Purchaser  may  choose  to sign a  Statement  of
Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Fund, and other Security Funds, except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to five percent (5%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Fund.

REINSTATEMENT PRIVILEGE -- Shareholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value per share on the date received by the Fund or the Security Funds, as appropriate.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE -- Call 1-800-888-2461.

BY MAIL -- Write to:
Security Management Company, LLC
700 SW Harrison
Topeka, KS 66636-0001

ON THE INTERNET -- Reports and other information about the Fund can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

SMC, LLC:  http://www.securitybenefit.com

Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.
--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION -- The Fund's Statement of Additional Information and the Fund's annual or semi-annual report are available, without charge upon request by calling the Funds' toll-free telephone number 1-800-888-2461, extension 3127. Shareholder inquiries should be addressed to SMC, LLC, 700 SW Harrison Street, Topeka, Kansas 66636-0001, or by calling the Fund's toll-free telephone number listed above. The Fund's Statement of Additional Information is incorporated into this prospectus by reference.

The Fund's Investment Company Act file number is listed below:

                  Security Income Fund.............   811-2120